Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated statements of income
Trade accounts receivables from unrelated parties	€ 3,223,760	€ 3,381,006
Contract liabilities	56,566	63,273
Impairment losses relate to receivables	111,193	43,285	€ 43,968
Revenue that was included in contract liability balance at beginning of period	€ 43,322	€ 429,583